Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Rollover	$ 20,777	$ 3,300
Participant	28,222	25,399
Employer	14,816	8,395
Total contributions	63,815	37,094
Net realized and unrealized appreciation in fair value of investments	329,844	(702,685)
Interest and dividends	13,688	11,552
Net investment (loss) income	13,688	714,237
Total additions	77,503
Total additions		751,331
Benefit payments	192,357	219,851
Administrative expenses	653	635
Total deductions	(522,854)	(220,486)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	(445,351)	530,845
Net Assets Available for Benefits	$ 1,100,846	$ 1,546,197